Cover Page	Feb. 15, 2022
Document Type	8-K
Entity Registrant Name	TOUGHBUILT INDUSTRIES, INC.
Entity Central Index Key	0001668370
Entity File Number	001-38739
Entity Tax Identification Number	46-0820877
Entity Incorporation, State or Country Code	NV
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity Address, Address Line One	25371 Commercentre Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	949
Local Phone Number	528-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TBLT
Security Exchange Name	NASDAQ
Series A Warrants [Member]
Title of 12(b) Security	Series A Warrants
Trading Symbol	TBLTW
Security Exchange Name	NASDAQ